Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Expenses [Line Items]
Losses and loss adjustment expenses	$ 8,954,500,000	$ 8,401,500,000
Cost of sales	2,997,600,000	3,474,100,000
Wages and salaries	1,991,500,000	2,064,600,000
Depreciation, amortization and impairment charges	752,100,000	650,800,000
Employee benefits	398,200,000	448,500,000
Premium taxes	240,300,000	223,900,000
Information technology costs	227,400,000	193,000,000.0
Audit, legal and tax professional fees	205,000,000.0	189,300,000
Share-based payments to directors and employees	109,500,000	102,500,000
Shipping and delivery	108,700,000	71,100,000
Marketing costs	95,100,000	139,300,000
Repairs and maintenance	66,200,000	68,600,000
Utilities	56,500,000	53,900,000
Short-term, low value and other lease costs	46,500,000	78,000,000.0
Travel and entertainment	42,600,000	91,700,000
Loss on repurchase of borrowings	0	23,700,000
Administrative expense and other	428,200,000	346,800,000
Total expenses	16,719,900,000	16,621,300,000
Commissions, net	2,355,000,000.0	2,206,800,000
Interest expense	475,900,000	472,000,000.0
Expenses	19,550,800,000	19,300,100,000
Insurance and reinsurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	8,954,500,000	8,401,500,000
Cost of sales	0	0
Wages and salaries	1,359,100,000	1,263,200,000
Depreciation, amortization and impairment charges	234,600,000	253,800,000
Employee benefits	293,000,000.0	326,700,000
Premium taxes	240,300,000	223,900,000
Information technology costs	194,400,000	163,100,000
Audit, legal and tax professional fees	141,000,000.0	137,000,000.0
Share-based payments to directors and employees	103,600,000	89,100,000
Shipping and delivery	1,200,000	1,500,000
Marketing costs	27,600,000	30,800,000
Repairs and maintenance	4,800,000	4,800,000
Utilities	7,900,000	7,700,000
Short-term, low value and other lease costs	15,700,000	17,500,000
Travel and entertainment	19,600,000	57,500,000
Loss on repurchase of borrowings	0	0
Administrative expense and other	263,700,000	186,300,000
Total expenses	11,861,000,000.0	11,164,400,000
Commissions, net	2,355,000,000.0	2,206,800,000
Interest expense	305,300,000	288,100,000
Expenses	14,521,300,000	13,659,300,000
Non-insurance companies
Expenses [Line Items]
Losses and loss adjustment expenses	0	0
Cost of sales	2,997,600,000	3,474,100,000
Wages and salaries	632,400,000	801,400,000
Depreciation, amortization and impairment charges	517,500,000	397,000,000.0
Employee benefits	105,200,000	121,800,000
Premium taxes	0	0
Information technology costs	33,000,000.0	29,900,000
Audit, legal and tax professional fees	64,000,000.0	52,300,000
Share-based payments to directors and employees	5,900,000	13,400,000
Shipping and delivery	107,500,000	69,600,000
Marketing costs	67,500,000	108,500,000
Repairs and maintenance	61,400,000	63,800,000
Utilities	48,600,000	46,200,000
Short-term, low value and other lease costs	30,800,000	60,500,000
Travel and entertainment	23,000,000.0	34,200,000
Loss on repurchase of borrowings	0	23,700,000
Administrative expense and other	164,500,000	160,500,000
Total expenses	4,858,900,000	5,456,900,000
Commissions, net	0	0
Interest expense	170,600,000	183,900,000
Expenses	5,029,500,000	5,640,800,000
Impairment loss, right-of-use assets, COVID related	18,200,000
Impairment loss, right-of-use assets		(900,000)
Impairment loss, finance lease receivables, COVID related impairments	11,100,000	0
Lease concessions, COVID related	14,900,000
Decrease in other expenses due to wage assistance	$ 123,800,000	$ 0